State Street Bank and Trust Company

Fund Administration – Legal

4 Copley Place, 5th Floor

Boston, MA 02116

February 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The China Fund, Inc. (the “Fund”)

File No. 811-05749

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Annual Meeting of Stockholders of the Fund to be held on March 8, 2012. The close of business on January 23, 2012 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To elect two Class I directors to serve for a term expiring on the date on which the annual meeting of stockholders is held in 2015.
(2)	To approve the proposed Investment Advisory and Management Agreement and the proposed Direct Investment Management Agreement between the Fund and RCM Asia Pacific Limited.
(3)	To transact such other business as may properly come before the meeting or any adjournments thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-1745.

Very truly yours,

/s/ Tracie A. Coop

Tracie A. Coop

Vice President and Senior Counsel